Business Combination	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combination

NOTE 13. Business Combination

Acquisition of Anytrust

On November 23, 2017, the Company acquired 100% equity interest in Anytrust for cash consideration of $1,836,491. Anytrust was primarily engaged in providing enterprise financial data services, including system management, application development, business intelligence and maintenance services. The purpose of the acquisition was to acquire big data capabilities in the financial services industry. The Company began to consolidate Anytrust’s financial statement from November 30, 2017 for accounting treatment.

The valuations used in the purchase price allocation were determined by the Company with the assistance of an independent third party valuation firm. The allocation of the consideration for assets acquired and liability assumed based on their fair value was as follows:

As of November 30, 2017
US$
Total cash consideration	$1,836,491

Cash and cash equivalents	$314,060
Other current assets	83,777
Property and equipment	24,400
Other non-current assets	95,339
Identifiable intangible assets acquired	1,435,371
Goodwill	752,345
Liabilities assumed	(868,801)

Total	$1,836,491

Total identifiable intangible assets acquired upon acquisition mainly include a big data platform of $1,435,371 with an estimated useful life of 10 years.

The excess of the purchase price over the tangible assets, identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. Goodwill primarily represents the expected synergies from combining operations of Anytrust with those of the Company which are complementary to each other, and intangible assets that do not qualify for separate recognition. In accordance with ASC350, goodwill is not amortized but is tested for impairment and is not deductible for tax purposes.

The amount of net revenue and net loss of Anytrust included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2017 are $63,578 and $217,268, respectively. The Company disposed Anytrust to its shareholder with no consideration with a loss of $2,062,000.